Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock-based compensation
The following table summarizes stock-based compensation expense recognized during 2020, 2019 and 2018:

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Stock option awards	$3	$3	$5
Restricted stock unit awards	30	33	30
Performance share unit awards	17	21	17
Deferred compensation bonus and matching stock unit awards	1	—	—
Awards under Non-Employee Director compensation plan	2	2	2
Total stock-based compensation, before income taxes	53	59	54
Income tax benefit	(13)	(15)	(14)
Total stock-based compensation expense, net of income taxes	$40	$44	$40

Stock-based compensation, allocation by financial statement line item
The following table provides a summary of the classification of stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2020	2019	2018
(Dollars in millions)
Selling, general and administrative expense	$48	$54	$49
Cost of services expense	5	5	5
Total stock-based compensation	$53	$59	$54

Stock-based compensation, fair value assumptions
TDS estimated the fair value of stock options granted in 2020, 2019 and 2018 using the Black-Scholes valuation model and the assumptions shown in the table below:

	2020	2019	2018
Expected life	6.2 years	6.2 years	6.3 years
Expected annual volatility rate	35.0%	29.0%	28.6%
Dividend yield	3.6%	2.1%	2.5%
Risk-free interest rate	0.5%	2.4%	2.9%

Summary of stock options
A summary of TDS stock options (total and portion exercisable) and changes during 2020 is presented in the tables and narrative below.

Common Share Options	Number of Options	Weighted Average Exercise Prices	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2019	4,091,000	$26.63
Granted	387,000	$19.15
Forfeited	(4,000)	$26.64
Expired	(188,000)	$26.90
Outstanding at December 31, 2020	4,286,000	$25.94	$—	4.7
(3,176,000 exercisable)		$26.50	$—	3.4

Summary of nonvested restricted stock units
A summary of TDS nonvested restricted stock units and changes during 2020 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	1,233,000	$26.16
Granted	661,000	$17.19
Vested	(377,000)	$25.99
Forfeited	(21,000)	$24.89
Nonvested at December 31, 2020	1,496,000	$22.26
A summary of UScellular nonvested restricted stock units and changes during 2020 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	1,461,000	$40.90
Granted	1,020,000	$29.18
Vested	(653,000)	$35.54
Forfeited	(168,000)	$34.81
Nonvested at December 31, 2020	1,660,000	$36.43

Summary of nonvested performance share units
A summary of TDS nonvested performance share units and changes during 2020 is presented in the table below:

Common Performance Share Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	489,000	$28.53
Granted	521,000	$19.15
Vested	(63,000)	$27.79
Change in units based on approved performance factors	4,000	$27.79
Forfeited	(55,000)	$27.83
Accumulated dividend equivalents	28,000	$23.91
Nonvested at December 31, 2020	924,000	$23.18
A summary of UScellular’s nonvested performance share units and changes during 2020 is presented in the table below:

Common Performance Share Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	1,245,000	$40.16
Granted	582,000	$29.71
Vested	(398,000)	$36.92
Change in units based on approved performance factors	20,000	$46.43
Forfeited	(144,000)	$40.05
Nonvested at December 31, 2020	1,305,000	$36.60